S000045644 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
iShares Core Total USD Bond Market ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	0.04%	1.70%
Performance Inception Date				Jun. 10, 2014
iShares Core Total USD Bond Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.48%	(1.12%)	0.55%
iShares Core Total USD Bond Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.45%)	0.81%